Investment in Associated Companies (Condensed Information Regarding Statement of Financial Position) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of associates [line items]
Current assets		$ 329,543		$ 327,715
Non-current assets		1,178,831		1,127,403
Current liabilities		(105,005)		(89,918)
Non-current liabilities		(691,581)		(649,482)
Non-controlling interests		(88,436)		(66,695)
Investment in associated companies		119,718		161,188
Assets held for sale		$ 69,592		$ 69,592
Qoros [Member]
Disclosure of associates [line items]
Principal place of business	[1]	China		China
Proportion of ownership interest		32.00%	[1]	24.00%	[1]	50.00%
Current assets	[1]	$ 570,764		$ 724,697
Non-current assets	[1]	1,136,740		1,188,996
Current liabilities	[1]	(1,080,340)		(939,950)
Non-current liabilities	[1]	(503,193)		(534,720)
Non-controlling interests	[1]
Total net (liabilities)/assets attributable to the Group	[1]	123,971		439,023
Share of Group in net (liabilities)/assets	[1]	14,877	[2]	105,366
Currency translation	[1]	20,571		33,818
Excess cost	[1]
Book value of investment	[1]	35,448		139,184
Investment in associated companies	[1]	35,448		69,592
Assets held for sale	[1]	$ 69,592		$ 69,592
ZIM [Member]
Disclosure of associates [line items]
Principal place of business		International		International
Proportion of ownership interest		32.00%		32.00%
Current assets		$ 630,817		$ 746,636
Non-current assets		1,295,277		1,079,501
Current liabilities		(926,339)		(932,969)
Non-current liabilities		(1,252,022)		(1,117,180)
Non-controlling interests		(5,402)		(6,282)
Total net (liabilities)/assets attributable to the Group		(257,669)		(230,294)
Share of Group in net (liabilities)/assets		(82,454)		(73,694)
Currency translation
Excess cost		166,724		165,290
Book value of investment		84,270		91,596
Investment in associated companies		84,270		91,596
Assets held for sale	[1]

[1]	Refer to Note 9.B.b.3 for further details.
[2]	As a result of the transaction described in Note 9.B.b.3, Share of Group in net (liabilities)/assets in Qoros in 2019 is 12%.